Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Current income tax	$1,428,438	$1,357,135	$1,119,640
Deferred income tax (benefit) expense	(966,395)	46,745	33,323
Income tax expenses	$462,043	$1,403,880	$1,152,963

Schedule of effective tax rate

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(12.1%)	(8.8%)	(7.6%)
Change in valuation allowance	9.0%	0.4%	0.5%
Permanent difference*	2.8%	0.1%	0.1%
Effective tax rate	24.7%	16.7%	18.0%

*	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.

Schedule of deferred tax assets

	December 31, 2024	December 31, 2023

Allowance for doubtful accounts	$1,354,590	$400,704
Net operating loss carryforwards	404,920	334,805
Valuation allowance	(550,821)	(482,627)
Deferred tax assets, net	$1,208,689	$252,882

Schedule of taxes payable

	December 31, 2024	December 31, 2023

VAT taxes payable	$1,421,831	$775,847
Income taxes payable	5,982,737	4,633,460
Other taxes payable	4,106	14,648
Totals	$7,408,674	$5,423,955